Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments
38	Commitments
(a)	Capital commitments

Capital commitments mainly relate to the construction of new power projects, certain ancillary facilities and renovation projects for existing power plants. Details of such commitments are as follows:

	As at 31 December
	2020	2019
Contracted, but not provided	35,652,079	42,634,992

As at 31 December 2020, the commitments to make capital contributions to a Group’s joint venture are as follows:

	As at 31 December
	2020	2019
A joint venture of the Group	—	31,116

38	Commitments (continued)
(b)	Fuel purchase commitments

The Group has entered into various long-term fuel supply agreements with various suppliers in securing fuel supply for various periods. All the agreements require minimum, maximum or forecasted volume purchases and subject to certain termination provisions. Related purchase commitments are as follows:

As at 31 December 2020
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2021-2039	2.8 million m3/day*	2.37/m3

A government-related enterprise	2021-2023	991 million m3/year*	2.18/m3
	2021-2023	541 million m3/year*	2.52/m3
	2021-2023	450 million m3/year*	2.11/m3

A government-related enterprise	2021-2026	222 million m3/year*	2.22/m3
	2021	40 million m3/year*	1.86/m3

Other suppliers	2021	201.5-251.5 BBtu**/day	approximately48,000/BBtu
	2022	205.5-255.5 BBtu**/day	approximately47,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately42,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately38,000/BBtu
	2029	42.4 BBtu**/day	approximately28,000/BBtu

38	Commitments (continued)
(b)	Fuel purchase commitments (continued)

As at 31 December 2019
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2020-2039	2.8 million m3/day*	2.88 / m3

A government-related enterprise	2020-2023	991 million m3/year*	2.31 / m3
	2020-2023	541 million m3/year*	2.19 / m3
	2020-2023	450 million m3/year*	2.25 / m3

A government-related enterprise	2020-2026	200 million m3/year*	2.60 / m3

Other suppliers	2020-2021	201.5-251.5BBtu**/day	approximately 47,000/BBtu
	2022	205.5-255.5BBtu**/day	approximately 45,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 41,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 37,000/BBtu
	2029	42.4 BBtu**/day	approximately 31,000/BBtu

*   The quantities represent the maximum volume, while others represent the minimum or forecasted volume if not specified.

** BBtu: Billion British Thermal Unit